Earnings (loss) per Unit ("EPU") (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 31, 2021	Jun. 30, 2019 tranche shares	Jun. 24, 2019 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Earnings per unit
(Loss)/profit for the year				$ 5,726	$ 56,859	$ (34,769)
Profit attributable to Gaslog's operations						(2,650)
Partnership's profit/(loss)				5,726	56,859	(37,419)
Accrued preference unit distributions				(29,694)	(30,328)	(30,328)
Differences on repurchase of preference units				(2)
Partnership's profit attributable to unitholders and partner				(23,970)	26,531	(67,747)
Common units
Earnings per unit
Partnership's profit/(loss)				(23,486)	25,970	(66,268)
Partnership's profit attributable to unitholders and partner				$ (23,488)	$ 25,970	$ (66,268)
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic) | shares				49,501,674	47,042,494	46,272,598
Earnings per unit (basic)
Earnings per unit (basic) | $ / shares				$ (0.47)	$ 0.55	$ (1.43)
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted) | shares				49,501,674	49,567,506	46,272,598
Earnings per unit (diluted)
Earnings per unit (diluted) | $ / shares				$ (0.47)	$ 0.52	$ (1.43)
Number of units issued | shares			2,532,911			2,532,911
General partner units
Earnings per unit
Partnership's profit/(loss)				$ (482)	$ 561	$ (1,479)
Partnership's profit attributable to unitholders and partner				$ (482)	$ 561	$ (1,479)
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic) | shares				1,049,800	1,021,336	975,531
Earnings per unit (basic)
Earnings per unit (basic) | $ / shares				$ (0.46)	$ 0.55	$ (1.52)
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted) | shares				1,049,800	1,021,336	975,531
Earnings per unit (diluted)
Earnings per unit (diluted) | $ / shares				$ (0.46)	$ 0.55	$ (1.52)
Class B units
Earnings per unit (diluted)
Number of units issued | shares		2,490,000	2,490,000			2,490,000
Conversion ratio of class B units into common units	1	1
Number of tranches remaining | tranche		6
Number of units in each tranche remaining | shares		415,000